SUPPLEMENT DATED AUGUST 16, 2007
TO DREYFUS FOUNDERS FUNDS, INC.
CLASS F PROSPECTUS DATED MAY 1, 2007
(as previously supplemented)

Dreyfus Founders Growth Fund

Effective as of the close of business on August 10, 2007, Dreyfus Founders Growth Fund (the “Growth Fund”) completed a Plan of Reorganization into Dreyfus Founders Equity Growth Fund. As a result of the completion of this reorganization, the Growth Fund has ceased to exist. Accordingly, the Growth Fund is no longer being offered for sale to investors.

Dreyfus Founders International Equity Fund

At a meeting of the Board of Directors of Dreyfus Founders Funds, Inc. (the “Company”) held on August 15, 2007, the Board approved, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Plan”) between the Company, on behalf of Dreyfus Founders International Equity Fund (the “International Equity Fund”), and Dreyfus Premier Stock Funds, on behalf of Dreyfus Premier International Equity Fund (the “Dreyfus Fund”). The Plan provides for the transfer of the International Equity Fund’s assets to the Dreyfus Fund in a tax-free exchange for shares of the Dreyfus Fund and the assumption by the Dreyfus Fund of the International Equity Fund’s stated liabilities, the distribution of shares of the Dreyfus Fund to International Equity Fund shareholders and the subsequent termination of the International Equity Fund (the “Reorganization”).

It is currently contemplated that holders of International Equity Fund shares as of October 1, 2007 (the “Record Date”) will be asked to approve the Plan on behalf of the International Equity Fund at a special meeting of shareholders to be held on or about December 10, 2007 (the “Meeting”). If the Plan is approved, the Reorganization will become effective on or about December 20, 2007.

In anticipation of the Reorganization, effective as of the close of business on August 30, 2007 (the “Sales Discontinuance Date”), the International Equity Fund will be closed to any investments for new accounts, except that new accounts may be established by participants in qualified defined contribution retirement plans if the International Equity Fund was established as an investment option under the retirement plan prior to the Sales Discontinuance Date and the account is established through the plan. New accounts may also be opened by wrap accounts that established the International Equity Fund as an investment option under the wrap accounts prior to the Sales Discontinuance Date. Shareholders of the International Equity Fund as of the Sales

Discontinuance Date may continue to make additional purchases and to reinvest dividends and capital gains into their existing International Equity Fund accounts up until the time of the Reorganization.

A Proxy Statement with respect to the Reorganization will be mailed prior to the Meeting to International Equity Fund shareholders as of the Record Date. The Proxy Statement will describe the Dreyfus Fund and other matters. Investors may obtain a free copy of the Prospectus of the Dreyfus Fund by calling 1-800-645-6561.

August 16, 2007

DREYFUS FOUNDERS INTERNATIONAL EQUITY FUND
CLASS A, B, C, I AND T PROSPECTUS

     Supplement to Prospectus
Dated May 1, 2007
(as previously supplemented)

At a meeting of the Board of Directors of Dreyfus Founders Funds, Inc. (the “Company”) held on August 15, 2007, the Board approved, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Plan”) between the Company, on behalf of Dreyfus Founders International Equity Fund (the “International Equity Fund”), and Dreyfus Premier Stock Funds, on behalf of Dreyfus Premier International Equity Fund (the “Dreyfus Fund”). The Plan provides for the transfer of the International Equity Fund’s assets to the Dreyfus Fund in a tax-free exchange for shares of the Dreyfus Fund and the assumption by the Dreyfus Fund of the International Equity Fund’s stated liabilities, the distribution of shares of the Dreyfus Fund to International Equity Fund shareholders and the subsequent termination of the International Equity Fund (the “Reorganization”).

It is currently contemplated that holders of International Equity Fund shares as of October 1, 2007 (the “Record Date”) will be asked to approve the Plan on behalf of the International Equity Fund at a special meeting of shareholders to be held on or about December 10, 2007 (the “Meeting”). If the Plan is approved, the Reorganization will become effective on or about December 20, 2007.

In anticipation of the Reorganization, effective as of the close of business on August 30, 2007 (the “Sales Discontinuance Date”), the International Equity Fund will be closed to any investments for new accounts, except that new accounts may be established by participants in qualified defined contribution retirement plans if the International Equity Fund was established as an investment option under the retirement plan prior to the Sales Discontinuance Date and the account is established through the plan. New accounts may also be opened by wrap accounts that established the International Equity Fund as an investment option under the wrap accounts prior to the Sales Discontinuance Date. Shareholders of the International Equity Fund as of the Sales Discontinuance Date may continue to make additional purchases and to reinvest dividends and capital gains into their existing International Equity Fund accounts up until the time of the Reorganization.

A Proxy Statement with respect to the Reorganization will be mailed prior to the Meeting to International Equity Fund shareholders as of the Record Date. The Proxy Statement will describe the Dreyfus Fund and other matters. Investors may obtain a free copy of the Prospectus of the Dreyfus Fund by calling 1-800-645-6561.

August 16, 2007

DREYFUS FOUNDERS EQUITY GROWTH FUND
CLASS A, B, C, I AND T PROSPECTUS

     Supplement to Prospectus
Dated May 1, 2007
(as previously supplemented)

Effective as of the close of business on August 10, 2007, Dreyfus Founders Growth Fund (the “Growth Fund”) completed a Plan of Reorganization into the fund. In connection with this reorganization, former Class F shareholders of Growth Fund received Class A shares of the fund. No sales charge or CDSC will be imposed on a subsequent investment in or redemption of Class A shares of the fund by former Class F shareholders of the Growth Fund. In addition, former Class F shareholders of the Growth Fund may exchange their Class A shares of the fund for Class F shares of the fund or other funds in the Dreyfus Founders Family of Funds through the exchange privilege. This privilege is in addition to the exchange privilege discussed on page 25 of the prospectus in the section titled “Your Investment – Services for Fund Investors –Exchange privilege.” Be sure to read the current prospectus for any fund into which you are exchanging before investing.